Other operating income	12 Months Ended
Sep. 30, 2020
Other operating income
Other operating income	3. Other operating income

		Nine months
	Year ended	ended
	30 September	30 September
	2020	2019
	£	£
European Space Agency (ESA) Contract	1,539,490	981,583